Convertible Debts (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 17, 2018	Apr. 06, 2018	Dec. 31, 2018	Dec. 31, 2017
Aggregated amount convertible promissory notes			$ 10,107,306	$ 480,000
Interest rate			16.65%	1.00%
Discount interest rate for actual price				56.00%
Unamortized debt issuance costs and discounts			$ 314,744
Interest accretion			691,099
Contractual interest coupon			815,000
Principal amount			13,500,000
Minimum [Member]
Initial Public Offering Discount Rate		9.00%
Maximum [Member]
Initial Public Offering Discount Rate		22.00%
Convertible promissory notes [Member]
Aggregated amount convertible promissory notes			1,600,400
Warrants issued, cash			$ 68,516
Warrants to purchase class A ordinary shares			12,663
Warrants exercis price			$ 6.95
Warrant expenses			$ 130,935
Additional Convertible promissory note			1,120,400
Unamortized debt issuance costs and discounts			22,935
Interest accretion			26,380
Contractual interest coupon			$ 8,802
Shares converted in to class A ordinary shares			230,252
Intrinsic value of the BCF			$ 1,600,400
Interest Expense			1,600,400
ConvertibleBonds [Member]
Warrants issued, cash			$ 600,000
Warrants to purchase class A ordinary shares			67,790
Warrants exercis price			$ 12.17
Warrant expenses			$ 528,762
Interest Expense			$ 150,000
Principal amount		$ 15,000,000
Bond Subscription Agreement, description		The Group issued Peace Range a $15,000,000 convertible bond (the “Bond” and the “Bond Offering”), minus a structuring fee equal to 2% of the principal amount of the Bond, on April 25, 2018. The Group also agreed to pay certain expenses, up to an aggregate limit of $250,000, incurred by Peace Range in connection with the Bond Offering. The Bond earns interest at the rate of 8% per annum, payable semi-annually.
ConvertibleBonds [Member] | IPO [Member]
Interest rate	10.00%
Discount interest rate for actual price	10.00%
Warrants to purchase class A ordinary shares	119,217
Interest accretion	$ 374,707
Intrinsic value of the BCF	3,452,657
Interest Expense	$ 383,629